UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08631
                                                    ---------------------

                               Phoenix Portfolios
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                    Date of fiscal year end: October 31, 2004
                                            -----------------

                    Date of reporting period: April 30, 2004
                                             ---------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Semiannual Report

|>  APRIL 30, 2004

Phoenix Market Neutral Fund

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

   This report is not authorized for distribution to prospective investors in the Phoenix Market Neutral Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      Over the last six months, financial services have seen significant change. National news has continued to reflect regulatory attention being paid to a few mutual fund companies' business conduct. In turn, certain industry-wide practices remain under increased scrutiny.

      Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board has undertaken a review of its own structure and governance protocols to insure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

       I hope that you'll take time to review the activities and performance information included in this Phoenix Market Neutral Fund semiannual report. We witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix Market Neutral Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,


/s/ PHILIP R. McLOUGHLIN


Philip R. McLoughlin
Chairman, Phoenix Funds


MAY 1, 2004

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of fund management. There is no guarantee that market forecasts discussed will be realized.

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX MARKET NEUTRAL FUND

             INVESTMENTS AND SECURITIES SOLD SHORT AT APRIL 30, 2004
                                   (UNAUDITED)


                                                       SHARES        VALUE
                                                       ------     -----------
INVESTMENTS--98.7%
DOMESTIC COMMON STOCKS--89.1%

ADVERTISING--0.4%
ADVO, Inc. .........................................   11,300     $   354,820

AEROSPACE & DEFENSE--1.6%
Alliant Techsystems, Inc.(b) .......................    7,300         432,817
Armor Holdings, Inc.(b) ............................    2,300          75,992
Engineered Support Systems, Inc. ...................    4,400         213,972
Esterline Technologies Corp.(b) ....................   12,900         319,275
General Dynamics Corp. .............................      700          65,534
Goodrich Corp. .....................................    3,600         103,644
Moog, Inc. Class A(b) ..............................    4,500         148,500
United Defense Industries, Inc.(b) .................    3,600         124,740
                                                                  -----------
                                                                    1,484,474
                                                                  -----------
AIRLINES--0.3%
Northwest Airlines Corp.(b) ........................   31,000         291,400

ALUMINUM--0.4%
Alcoa, Inc. ........................................   11,500         353,625

APPAREL RETAIL--2.1%
American Eagle Outfitters, Inc.(b) .................   14,600         375,074
Charming Shoppes, Inc.(b) ..........................   55,600         392,536
Finish Line, Inc. (The) Class A(b) .................    4,000         134,120
Foot Locker, Inc. ..................................   15,800         379,200
Men's Wearhouse, Inc. (The)(b) .....................   14,800         377,252
Pacific Sunwear of California, Inc.(b) .............    4,800         103,056
Stage Stores, Inc.(b) ..............................    3,400         133,484
                                                                  -----------
                                                                    1,894,722
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
Coach, Inc.(b) .....................................    3,600         153,360
Liz Claiborne, Inc. ................................   11,800         414,180
Phillips-Van Heusen Corp. ..........................    4,700          84,929
                                                                  -----------
                                                                      652,469
                                                                  -----------
APPLICATION SOFTWARE--3.0%
Citrix Systems, Inc.(b) ............................   19,300         367,665
Compuware Corp.(b) .................................   52,000         397,800
Concord Communications, Inc.(b) ....................   30,200         369,950
Kronos, Inc.(b) ....................................    4,500         164,160
Mentor Graphics Corp.(b) ...........................   12,800         212,352
MICROS Systems, Inc.(b) ............................    8,100         355,347


                                                       SHARES        VALUE
                                                       ------     -----------
APPLICATION SOFTWARE--CONTINUED
MRO Software, Inc.(b) ..............................   37,900     $   505,207
Synopsys, Inc.(b) ..................................   14,900         398,277
                                                                  -----------
                                                                    2,770,758
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Affiliated Managers Group, Inc.(b) .................    7,350         357,945
Investors Financial Services Corp. .................    1,500          58,305
T. Rowe Price Group, Inc. ..........................    2,300         117,944
                                                                  -----------
                                                                      534,194
                                                                  -----------
AUTO PARTS & EQUIPMENT--0.1%
American Axle & Manufacturing Holdings, Inc.(b) ....    1,400          53,858
Johnson Controls, Inc. .............................    1,200          65,832
                                                                  -----------
                                                                      119,690
                                                                  -----------
AUTOMOBILE MANUFACTURERS--0.1%
Monaco Coach Corp. .................................    3,500          91,245

BIOTECHNOLOGY--2.1%
Celgene Corp.(b) ...................................    7,800         403,182
Gen-Probe, Inc.(b) .................................   11,200         373,408
IDEXX Laboratories, Inc.(b) ........................    4,600         281,796
Lexicon Genetics, Inc.(b) ..........................   66,100         466,666
Tanox, Inc.(b) .....................................   26,200         446,710
                                                                  -----------
                                                                    1,971,762
                                                                  -----------
BREWERS--0.5%
Coors (Adolph) Co. Class B .........................    6,700         440,257

BROADCASTING & CABLE TV--1.1%
EchoStar Communications Corp. Class A(b) ...........   13,400         444,746
Mediacom Communications Corp.(b) ...................   58,800         428,652
Pegasus Communications Corp.(b) ....................    1,600          32,054
TiVo, Inc.(b) ......................................   12,800          89,728
                                                                  -----------
                                                                      995,180
                                                                  -----------
BUILDING PRODUCTS--0.9%
ELK Corp. ..........................................   16,000         443,520
USG Corp.(b) .......................................   26,500         377,095
                                                                  -----------
                                                                      820,615
                                                                  -----------
CASINOS & GAMING--0.9%
Harrah's Entertainment, Inc. .......................    7,200         382,896
MTR Gaming Group, Inc.(b) ..........................   20,800         179,920
Multimedia Games, Inc.(b) ..........................   10,578         235,678
                                                                  -----------
                                                                      798,494
                                                                  -----------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
COMMERCIAL PRINTING--0.4%
Consolidated Graphics, Inc.(b) .....................   10,400     $   388,128

COMMODITY CHEMICALS--0.5%
Georgia Gulf Corp. .................................   14,400         458,784

COMMUNICATIONS EQUIPMENT--1.4%
Black Box Corp. ....................................    1,900          96,805
Emulex Corp.(b) ....................................   19,900         331,733
Harris Corp. .......................................    3,300         148,665
Plantronics, Inc.(b) ...............................    5,900         223,905
QUALCOMM, Inc. .....................................    6,200         387,252
Scientific-Atlanta, Inc. ...........................    4,100         132,799
                                                                  -----------
                                                                    1,321,159
                                                                  -----------
COMPUTER & ELECTRONICS RETAIL--0.9%
Electronics Boutique Holdings Corp.(b) .............   15,500         419,275
RadioShack Corp. ...................................   12,600         387,576
                                                                  -----------
                                                                      806,851
                                                                  -----------
COMPUTER HARDWARE--0.7%
Diebold, Inc. ......................................    1,200          55,308
Hewlett-Packard Co. ................................   22,700         447,190
NCR Corp.(b) .......................................    2,600         116,194
                                                                  -----------
                                                                      618,692
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--0.5%
Avid Technology, Inc.(b) ...........................    8,200         393,354
Lexmark International, Inc.(b) .....................    1,200         108,552
                                                                  -----------
                                                                      501,906
                                                                  -----------
CONSTRUCTION & ENGINEERING--0.9%
Granite Construction, Inc. .........................   17,500         347,375
Perini Corp.(b) ....................................   32,500         458,250
                                                                  -----------
                                                                      805,625
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.4%
Deere & Co. ........................................    2,700         183,708
Oshkosh Truck Corp. ................................    3,400         174,080
                                                                  -----------
                                                                      357,788
                                                                  -----------
CONSUMER FINANCE--1.0%
ACE Cash Express, Inc.(b) ..........................    2,300          70,150
CompuCredit Corp.(b) ...............................    2,700          44,739
WFS Financial, Inc.(b) .............................   10,000         445,400
World Acceptance Corp.(b) ..........................   24,800         379,440
                                                                  -----------
                                                                      939,729
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--2.7%
Affiliated Computer Services, Inc. Class A(b) ......    6,100         295,850
BISYS Group, Inc. (The)(b) .........................   32,400         469,800


                                                       SHARES        VALUE
                                                       ------     -----------
DATA PROCESSING & OUTSOURCED SERVICES--CONTINUED
Certegy, Inc. ......................................    5,000     $   178,900
Computer Sciences Corp.(b) .........................    9,700         396,827
Convergys Corp.(b) .................................   28,100         408,012
First Data Corp. ...................................   11,000         499,290
Global Payments, Inc. ..............................    2,600         124,748
StarTek, Inc. ......................................    2,600          84,370
                                                                  -----------
                                                                    2,457,797
                                                                  -----------
DEPARTMENT STORES--0.4%
Federated Department Stores, Inc. ..................    1,300          63,700
Nordstrom, Inc. ....................................    9,000         320,670
                                                                  -----------
                                                                      384,370
                                                                  -----------
DISTILLERS & VINTNERS--0.5%
Constellation Brands, Inc. Class A(b) ..............   13,500         447,255

DIVERSIFIED CAPITAL MARKETS--0.2%
J.P. Morgan Chase & Co. ............................    4,300         161,680

DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The) .............................   11,500         456,435

DIVERSIFIED COMMERCIAL SERVICES--2.8%
Angelica Corp. .....................................    6,800         156,400
Bright Horizons Family Solutions, Inc.(b) ..........    4,200         186,354
Century Business Services, Inc.(b) .................   39,699         163,957
FTI Consulting, Inc.(b) ............................   24,400         401,380
Geo Group, Inc. (The)(b) ...........................    3,100          72,850
ITT Educational Services, Inc.(b) ..................   10,400         419,432
Pre-Paid Legal Services, Inc.(b) ...................   15,500         387,500
Strayer Education, Inc. ............................    1,200         149,964
University of Phoenix Online(b) ....................    2,700         235,062
Viad Corp. .........................................   17,700         441,792
                                                                  -----------
                                                                    2,614,691
                                                                  -----------
DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold, Inc. Class B .......   11,500         350,750

DRUG RETAIL--0.5%
CVS Corp. ..........................................   12,200         471,286

ELECTRIC UTILITIES--2.1%
Entergy Corp. ......................................    7,800         425,880
Exelon Corp. .......................................    6,800         455,192
Northeast Utilities ................................   24,300         445,905
NSTAR ..............................................    9,300         450,120
WPS Resources Corp. ................................    4,200         192,402
                                                                  -----------
                                                                    1,969,499
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Acuity Brands, Inc. ................................    2,300          56,281


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
ELECTRICAL COMPONENTS & EQUIPMENT--CONTINUED
Belden, Inc. .......................................   25,366     $   443,651
Genlyte Group, Inc. (The)(b) .......................    1,400          80,248
Rockwell Automation, Inc. ..........................    1,400          45,766
                                                                  -----------
                                                                      625,946
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
Amphenol Corp. Class A(b) ..........................   12,600         398,286
Checkpoint Systems, Inc.(b) ........................    3,100          49,817
Daktronics, Inc.(b) ................................    1,400          29,722
Dionex Corp.(b) ....................................    3,200         163,296
MTS Systems Corp. ..................................    7,200         169,560
Technitrol, Inc.(b) ................................   19,400         412,638
                                                                  -----------
                                                                    1,223,319
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--1.2%
Benchmark Electronics, Inc.(b) .....................    5,550         150,017
Jabil Circuit, Inc.(b) .............................    3,900         102,921
Methode Electronics, Inc. ..........................   38,767         439,618
TTM Technologies, Inc.(b) ..........................   34,686         385,361
                                                                  -----------
                                                                    1,077,917
                                                                  -----------
EMPLOYMENT SERVICES--2.0%
Administaff, Inc.(b) ...............................    6,500         113,750
CDI Corp. ..........................................   11,918         384,475
Gevity HR, Inc. ....................................   16,000         352,480
Labor Ready, Inc.(b) ...............................   33,500         423,440
Manpower, Inc. .....................................    8,500         398,650
Volt Information Sciences, Inc.(b) .................    8,300         214,223
                                                                  -----------
                                                                    1,887,018
                                                                  -----------
ENVIRONMENTAL SERVICES--0.5%
Waste Connections, Inc.(b) .........................   11,900         479,213

FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
Monsanto Co. .......................................   11,200         387,408

FOOD RETAIL--0.7%
7-Eleven, Inc.(b) ..................................    8,700         140,070
Pathmark Stores, Inc.(b) ...........................   45,200         386,460
SUPERVALU, Inc. ....................................    2,100          64,659
Whole Foods Market, Inc. ...........................    1,000          79,990
                                                                  -----------
                                                                      671,179
                                                                  -----------
FOOTWEAR--0.1%
Timberland Co. (The) Class A(b) ....................    1,700         106,624

FOREST PRODUCTS--0.4%
Louisiana-Pacific Corp. ............................   17,300         408,107

GAS UTILITIES--0.5%
South Jersey Industries, Inc. ......................   11,100         457,764


                                                       SHARES        VALUE
                                                       ------     -----------
GENERAL MERCHANDISE STORES--0.5%
Big Lots, Inc.(b) ..................................   30,400     $   430,464

HEALTH CARE EQUIPMENT--1.5%
Bard (C.R.), Inc. ..................................    3,200         340,064
Beckman Coulter, Inc. ..............................    2,000         111,680
Respironics, Inc.(b) ...............................    4,100         214,881
STERIS Corp.(b) ....................................   17,900         396,664
Varian Medical Systems, Inc.(b) ....................    3,200         274,688
                                                                  -----------
                                                                    1,337,977
                                                                  -----------
HEALTH CARE SERVICES--1.8%
Caremark Rx, Inc.(b) ...............................    5,418         183,399
DaVita, Inc.(b) ....................................    7,400         378,140
IMPAC Medical Systems, Inc.(b) .....................   10,200         248,676
Orthodontic Centers of America, Inc.(b) ............   46,700         334,839
RehabCare Group, Inc.(b) ...........................   22,900         468,305
                                                                  -----------
                                                                    1,613,359
                                                                  -----------
HEALTH CARE SUPPLIES--0.3%
Merit Medical Systems, Inc.(b) .....................    6,222          97,748
Sybron Dental Specialties, Inc.(b) .................    4,700         137,475
                                                                  -----------
                                                                      235,223
                                                                  -----------
HOME ENTERTAINMENT SOFTWARE--0.8%
Electronic Arts, Inc.(b) ...........................    5,718         289,445
Renaissance Learning, Inc. .........................    5,500         124,300
Take-Two Interactive Software, Inc.(b) .............   11,100         320,679
                                                                  -----------
                                                                      734,424
                                                                  -----------
HOME IMPROVEMENT RETAIL--0.5%
Home Depot, Inc. (The) .............................    3,700         130,203
Lowe's Cos., Inc. ..................................    7,100         369,626
                                                                  -----------
                                                                      499,829
                                                                  -----------
HOMEBUILDING--1.3%
KB HOME ............................................    6,100         420,473
M/I Homes, Inc. ....................................   10,300         439,295
Standard-Pacific Corp. .............................    7,200         363,168
                                                                  -----------
                                                                    1,222,936
                                                                  -----------
HOUSEHOLD APPLIANCES--0.2%
Whirlpool Corp. ....................................    3,300         216,183

INDUSTRIAL MACHINERY--0.9%
Eaton Corp. ........................................    2,000         118,760
Graco, Inc. ........................................    5,850         164,970
Illinois Tool Works, Inc. ..........................    1,700         146,557
Reliance Steel & Aluminum Co. ......................   12,500         412,750
                                                                  -----------
                                                                      843,037
                                                                  -----------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
INSURANCE BROKERS--0.4%
Aon Corp. ..........................................   14,300     $   372,658

INTEGRATED OIL & GAS--0.7%
ChevronTexaco Corp. ................................    2,900         265,350
ConocoPhillips .....................................    5,100         363,630
                                                                  -----------
                                                                      628,980
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.7%
CT Communications, Inc. ............................    3,800          47,211
General Communication, Inc. Class A(b) .............   12,514         111,375
TALK America Holdings, Inc.(b) .....................   55,200         492,384
                                                                  -----------
                                                                      650,970
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--1.5%
Bear Stearns Cos., Inc. (The) ......................    3,800         304,532
E*TRADE Financial Corp.(b) .........................   34,300         389,648
Edwards (A.G.), Inc. ...............................   11,400         417,126
Lehman Brothers Holdings, Inc. .....................    3,800         278,920
                                                                  -----------
                                                                    1,390,226
                                                                  -----------
IT CONSULTING & OTHER SERVICES--0.7%
Anteon International Corp.(b) ......................   14,200         443,040
MAXIMUS, Inc.(b) ...................................    4,700         164,500
                                                                  -----------
                                                                      607,540
                                                                  -----------
LIFE & HEALTH INSURANCE--0.4%
StanCorp Financial Group, Inc. .....................    6,200         383,594

MANAGED HEALTH CARE--0.4%
CIGNA Corp. ........................................    3,500         225,785
Wellchoice, Inc.(b) ................................    2,400         101,760
                                                                  -----------
                                                                      327,545
                                                                  -----------
MULTI-LINE INSURANCE--0.1%
Unitrin, Inc. ......................................    2,800         111,020

MULTI-UTILITIES & UNREGULATED POWER--1.9%
ONEOK, Inc. ........................................   20,600         431,570
Public Service Enterprise Group, Inc. ..............    9,800         420,420
Questar Corp. ......................................   12,300         436,281
Williams Cos., Inc. (The) ..........................   41,200         424,360
                                                                  -----------
                                                                    1,712,631
                                                                  -----------
OFFICE ELECTRONICS--0.5%
Xerox Corp.(b) .....................................   27,600         370,668
Zebra Technologies Corp. Class A(b) ................      900          65,961
                                                                  -----------
                                                                      436,629
                                                                  -----------


                                                       SHARES        VALUE
                                                       ------     -----------
OIL & GAS EQUIPMENT & SERVICES--0.6%
CARBO Ceramics, Inc. ...............................    3,000     $   194,040
Oceaneering International, Inc.(b) .................   13,400         375,200
                                                                  -----------
                                                                      569,240
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--1.9%
Chesapeake Energy Corp. ............................   30,700         422,125
Newfield Exploration Co.(b) ........................    8,600         453,048
Pogo Producing Co. .................................    9,000         443,880
St. Mary Land & Exploration Co. ....................   12,300         444,645
                                                                  -----------
                                                                    1,763,698
                                                                  -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.0%
Sunoco Logistics Partners L.P. .....................    1,400          46,508

PACKAGED FOODS & MEATS--2.1%
Flowers Foods, Inc. ................................   15,300         374,697
J & J Snack Foods Corp.(b) .........................    4,900         187,327
Sanderson Farms, Inc. ..............................   13,500         501,930
Sara Lee Corp. .....................................   18,600         429,288
Tyson Foods, Inc. Class A ..........................   22,700         425,398
                                                                  -----------
                                                                    1,918,640
                                                                  -----------
PAPER PACKAGING--0.2%
Temple-Inland, Inc. ................................    2,400         148,248

PAPER PRODUCTS--1.0%
Georgia-Pacific Corp. ..............................    5,300         186,030
Potlatch Corp. .....................................    7,900         299,252
Wausau-Mosinee Paper Corp. .........................   32,200         451,766
                                                                  -----------
                                                                      937,048
                                                                  -----------
PERSONAL PRODUCTS--0.7%
Alberto-Culver Co. .................................    2,550         120,258
Estee Lauder Cos., Inc. (The) Class A ..............    2,100          95,991
Gillette Co. (The) .................................   10,300         421,476
                                                                  -----------
                                                                      637,725
                                                                  -----------
PHARMACEUTICALS--1.2%
Atrix Laboratories, Inc.(b) ........................   16,700         503,672
Endo Pharmaceuticals Holdings, Inc.(b) .............    6,800         162,316
Eon Labs, Inc.(b) ..................................    2,500         164,375
K-V Pharmaceutical Co. Class A(b) ..................    6,300         151,326
Pharmaceutical Resources, Inc.(b) ..................    2,500         100,750
Watson Pharmaceuticals, Inc.(b) ....................    1,800          64,098
                                                                  -----------
                                                                    1,146,537
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--1.9%
Berkley (W.R.) Corp. ...............................   11,300         457,650
LandAmerica Financial Group, Inc. ..................   11,800         486,278
Navigators Group, Inc. (The)(b) ....................    5,220         135,981


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
PROPERTY & CASUALTY INSURANCE--CONTINUED
RLI Corp. ..........................................    2,200     $    76,450
Stewart Information Services Corp. .................    6,300         223,650
United Fire & Casualty Co. .........................    6,700         293,661
Zenith National Insurance Corp. ....................    2,300          99,176
                                                                  -----------
                                                                    1,772,846
                                                                  -----------
PUBLISHING & PRINTING--0.7%
Belo Corp. Class A .................................   15,800         449,668
Nelson (Thomas), Inc. ..............................    6,200         162,192
                                                                  -----------
                                                                      611,860
                                                                  -----------

RAILROADS--0.5%
Norfolk Southern Corp. .............................   19,900         474,018

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Jones Lang LaSalle, Inc.(b) ........................   17,000         401,370

REGIONAL BANKS--5.7%
1st Source Corp. ...................................    8,000         197,200
Alabama National Bancorp ...........................    8,200         418,364
AmSouth Bancorp ....................................   20,100         442,602
Arrow Financial Corp. ..............................    3,300          94,875
BSB Bancorp, Inc. ..................................    3,400         127,500
Chittenden Corp. ...................................   12,900         392,418
Columbia Banking System, Inc. ......................    8,200         184,008
Commerce Bancorp, Inc. .............................    6,400         364,864
First Horizon National Corp. .......................    3,500         153,860
First Republic Bank ................................      600          22,860
Glacier Bancorp, Inc. ..............................    2,100          64,365
Hancock Holding Co. ................................    5,200         145,132
Hudson United Bancorp ..............................   12,000         428,760
Independent Bank Corp. .............................   14,920         373,448
National Commerce Financial Corp. ..................   14,700         390,873
NBT Bancorp, Inc. ..................................   10,700         223,844
Oriental Financial Group Inc. ......................   10,200         290,904
Republic Bancorp, Inc. .............................      400           7,500
Second Bancorp, Inc. ...............................    2,100          63,021
South Financial Group, Inc. (The) ..................   14,866         411,788
Sun Bancorp, Inc.(b) ...............................       21             414
U.S.B. Holding Co., Inc. ...........................    5,088         107,102
Umpqua Holdings Corp. ..............................   19,545         370,378
                                                                  -----------
                                                                    5,276,080
                                                                  -----------
REINSURANCE--0.8%
Arch Capital Group Ltd.(b) .........................    9,597         385,607
Everest Re Group Ltd. ..............................    1,200         102,216
Transatlantic Holdings, Inc. .......................    2,300         205,850
                                                                  -----------
                                                                      693,673
                                                                  -----------


                                                       SHARES        VALUE
                                                       ------     -----------
REITS--5.5%
Boston Properties, Inc. ............................   10,600     $   498,200
CBL & Associates Properties, Inc. ..................    3,300         165,825
Corporate Office Properties Trust ..................   17,700         360,195
Cousins Properties, Inc. ...........................   14,200         399,304
Friedman, Billings, Ramsey Group, Inc. Class A .....   23,400         432,900
Kilroy Realty Corp. ................................   13,000         407,550
LTC Properties, Inc. ...............................   24,300         378,108
Manufactured Home Communities, Inc. ................   12,900         403,770
Newcastle Investment Corp. .........................   14,000         374,080
Parkway Properties, Inc. ...........................    9,700         385,090
Pennsylvania Real Estate Investment Trust ..........   14,500         469,075
Rayonier, Inc. .....................................    9,200         358,800
Saul Centers, Inc. .................................   18,500         462,500
                                                                  -----------
                                                                    5,095,397
                                                                  -----------
RESTAURANTS--1.0%
CBRL Group, Inc. ...................................    2,500          93,875
Lone Star Steakhouse & Saloon, Inc. ................    8,900         273,675
Ruby Tuesday, Inc. .................................    2,800          83,776
Wendy's International, Inc. ........................    2,400          93,600
Yum! Brands, Inc.(b) ...............................    9,400         364,626
                                                                  -----------
                                                                      909,552
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--0.4%
Varian Semiconductor Equipment Associates, Inc.(b) .   12,500         407,000

SEMICONDUCTORS--1.0%
ChipPAC, Inc.(b) ...................................    6,700          41,071
Diodes, Inc.(b) ....................................    4,800         104,208
LSI Logic Corp.(b) .................................   45,200         336,288
National Semiconductor Corp.(b) ....................    9,900         403,821
                                                                  -----------
                                                                      885,388
                                                                  -----------
SPECIALIZED FINANCE--0.2%
Moody's Corp. ......................................    3,000         193,530

SPECIALTY CHEMICALS--1.2%
Fuller (H.B.) Co. ..................................   14,248         390,395
Rohm and Haas Co. ..................................   10,000         387,800
Sigma-Aldrich Corp. ................................    6,600         373,824
                                                                  -----------
                                                                    1,152,019
                                                                  -----------
SPECIALTY STORES--2.3%
AutoNation, Inc.(b) ................................   23,500         399,970
AutoZone, Inc.(b) ..................................      700          61,299
Barnes & Noble, Inc.(b) ............................   14,300         427,141
Claire's Stores, Inc. ..............................   20,800         423,904
Office Depot, Inc.(b) ..............................   22,900         400,979
Staples, Inc. ......................................   14,300         368,368
                                                                  -----------
                                                                    2,081,661
                                                                  -----------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES       VALUE
                                                       ------    ------------
STEEL--0.1%
Commercial Metals Co. ..............................    2,700    $     70,740

SYSTEMS SOFTWARE--0.6%
Progress Software Corp.(b) .........................   10,700         219,350
Quality Systems, Inc.(b) ...........................    8,600         369,800
                                                                 ------------
                                                                      589,150
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.1%
ScanSource, Inc.(b) ................................    1,200          66,276

THRIFTS & MORTGAGE FINANCE--2.5%
Anchor BanCorp Wisconsin, Inc. .....................   17,500         424,900
Countrywide Financial Corp. ........................    7,650         453,645
FirstFed Financial Corp.(b) ........................    2,600         105,092
Flushing Financial Corp. ...........................   11,749         202,083
Harbor Florida Bancshares, Inc. ....................    1,700          47,124
IndyMac Bancorp, Inc. ..............................   13,600         437,376
ITLA Capital Corp.(b) ..............................    4,500         193,500
New York Community Bancorp, Inc. ...................   12,933         324,230
R&G Financial Corp. Class B ........................    2,250          69,638
                                                                 ------------
                                                                    2,257,588
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
MSC Industrial Direct Co., Inc. Class A ............    5,700         163,362

TRUCKING--0.9%
Landstar System, Inc.(b) ...........................    9,704         436,291
Swift Transportation Co., Inc.(b) ..................   24,200         409,464
                                                                 ------------
                                                                      845,755
                                                                 ------------
WATER UTILITIES--0.4%
California Water Service Group .....................    3,100          88,412
SJW Corp. ..........................................    6,800         235,620
                                                                 ------------
                                                                      324,032
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Nextel Communications, Inc. Class A(b) .............   18,000         429,480
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $76,610,385)                                      82,034,271
-----------------------------------------------------------------------------


                                                       SHARES       VALUE
                                                       ------    ------------
FOREIGN COMMON STOCKS(f)--0.6%

AUTO PARTS & EQUIPMENT--0.4%
Autoliv, Inc. (Sweden) .............................    9,600    $    408,288

FOOD DISTRIBUTORS--0.0%
Telefonica Moviles S.A. (Argentina)(b)(c)(d)(e) ....    1,400               0

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A.
  (Argentina)(b)(c)(d)(e) ..........................    1,400               0

REINSURANCE--0.2%
PartnerRe Ltd. (Bermuda) ...........................    2,400         137,520
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS(f)
(IDENTIFIED COST $374,413)                                            545,808
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--89.7%
(IDENTIFIED COST $76,984,798)                                      82,580,079
-----------------------------------------------------------------------------


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)
                                           --------    ------
SHORT-TERM OBLIGATIONS--9.0%

COMMERCIAL PAPER--8.7%
Koch Industries LLC 1.02%, 5/3/04 .......     A-1+     $5,650       5,649,680
ABSC Capital Corp. 1.05%, 5/7/04 ........     A-1       2,390       2,389,581
                                                                 ------------
                                                                    8,039,261
                                                                 ------------
FEDERAL AGENCY SECURITIES--0.3%
Freddie Mac Discount Note 1%, 5/10/04 ...                 270         269,933
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $8,309,194)                                        8,309,194
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $85,293,992)                                      90,889,273(a)


SECURITIES SOLD SHORT--(90.3)%
(PROCEEDS $81,091,019)                                            (83,110,777)

Other assets and liabilities, net--91.6%                           84,328,325
                                                                 ------------
NET ASSETS--100.0%                                               $ 92,106,821
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,386,595 and gross depreciation of $2,994,015 for federal income tax purposes. At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $85,496,693.
(b) Non-income producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2004, these securities amounted to a value of $0 or 0.0% of net assets.
(d) Illiquid. At April 30, 2004, these securities amounted to a value of $0 or 0.0% of net assets.
(e) Restricted security. For acquisition information, please see Note 6 Restricted Securities in the Notes to Financial Statements.
(f) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2H "Foreign security country determination" in the Notes to Financial Statements.


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
SECURITIES SOLD SHORT--90.3%

DOMESTIC COMMON STOCKS--90.2%

ADVERTISING--0.3%
Interpublic Group of Cos., Inc. (The) ..............   20,000     $   313,800

AEROSPACE & DEFENSE--0.5%
Rockwell Collins, Inc. .............................   13,800         445,050

AIR FREIGHT & COURIERS--0.8%
EGL, Inc. ..........................................   15,500         287,370
Robinson (C.H.) Worldwide, Inc. ....................   10,600         435,024
                                                                  -----------
                                                                      722,394
                                                                  -----------
AIRLINES--0.8%
Alaska Air Group, Inc. .............................    1,700          37,621
Continental Airlines, Inc. Class B .................   28,600         304,876
Delta Air Lines, Inc. ..............................    8,800          54,736
Southwest Airlines Co. .............................   24,200         345,576
                                                                  -----------
                                                                      742,809
                                                                  -----------
APPAREL RETAIL--2.1%
Burlington Coat Factory Warehouse Corp. ............   21,600         409,536
Cato Corp. (The) Class A ...........................   10,000         200,200
Children's Place Retail Stores, Inc. (The) .........   13,200         347,688
Deb Shops, Inc. ....................................    5,978         136,980
Payless ShoeSource, Inc. ...........................   28,700         406,105
Too, Inc. ..........................................   20,500         359,570
Wet Seal, Inc. (The) Class A .......................   18,380         101,274
                                                                  -----------
                                                                    1,961,353
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.8%
OshKosh B'Gosh, Inc. ...............................    7,500         173,400
Oxford Industries, Inc. ............................    2,000          77,960
Polo Ralph Lauren Corp. ............................   12,500         432,500
                                                                  -----------
                                                                      683,860
                                                                  -----------
APPLICATION SOFTWARE--2.0%
Agile Software Corp. ...............................   18,200         137,410
Digimarc Corp. .....................................    5,900          66,552
E.piphany, Inc. ....................................    9,400          41,172
JDA Software Group, Inc. ...........................   23,900         313,807
KFx, Inc. ..........................................   10,000         100,900
Manhattan Associates, Inc. .........................    8,600         231,082
Mercury Interactive Corp. ..........................    8,800         374,440
Parametric Technology Corp. ........................   47,200         216,176
Siebel Systems, Inc. ...............................   37,300         383,444
                                                                  -----------
                                                                    1,864,983
                                                                  -----------


                                                       SHARES        VALUE
                                                       ------     -----------
ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Gabelli Asset Management, Inc. Class A .............    9,600     $   385,920
Janus Capital Group, Inc. ..........................   24,200         367,840
Waddell & Reed Financial, Inc. Class A .............   20,400         453,492
                                                                  -----------
                                                                    1,207,252
                                                                  -----------
AUTO PARTS & EQUIPMENT--0.3%
Aftermarket Technology Corp. .......................    5,600          84,672
Midas, Inc. ........................................   10,800         197,208
                                                                  -----------
                                                                      281,880
                                                                  -----------
AUTOMOBILE MANUFACTURERS--0.1%
Coachmen Industries, Inc. ..........................    4,100          65,313

BIOTECHNOLOGY--3.0%
Albany Molecular Research, Inc. ....................    9,800         158,956
Cell Genesys, Inc. .................................   35,400         391,170
Cepheid, Inc. ......................................   10,500          81,270
Ciphergen Biosystems, Inc. .........................    6,500          47,645
Corixa Corp. .......................................   31,100         181,935
Enzo Biochem, Inc. .................................   23,600         343,380
Enzon Pharmaceuticals, Inc. ........................   10,500         152,355
ICOS Corp. .........................................   10,400         332,696
Telik, Inc. ........................................   15,800         370,826
Trimeris, Inc. .....................................    4,100          60,270
Tularik, Inc. ......................................   20,300         500,801
United Therapeutics Corp. ..........................    6,800         167,416
                                                                  -----------
                                                                    2,788,720
                                                                  -----------
BREWERS--0.5%
Anheuser-Busch Cos., Inc. ..........................    8,500         435,540

BROADCASTING & CABLE TV--1.5%
Cablevision Systems New York Group Class A .........   20,600         449,698
Cox Radio, Inc. Class A ............................   14,600         302,366
Crown Media Holdings, Inc. Class A .................   14,318         126,428
Liberty Media Corp. Class A ........................   41,100         449,634
                                                                  -----------
                                                                    1,328,126
                                                                  -----------
BUILDING PRODUCTS--0.9%
Apogee Enterprises, Inc. ...........................   35,900         399,926
Simpson Manufacturing Co., Inc. ....................    8,200         427,712
                                                                  -----------
                                                                      827,638
                                                                  -----------
CASINOS & GAMING--0.9%
Churchill Downs, Inc. ..............................    6,320         230,743
Dover Downs Gaming & Entertainment, Inc. ...........   16,000         181,600
Wynn Resorts, Ltd. .................................   10,100         403,293
                                                                  -----------
                                                                      815,636
                                                                  -----------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
CATALOG RETAIL--0.3%
ValueVision Media, Inc. Class A ....................   19,613     $   275,366

COMMERCIAL PRINTING--0.5%
Bowne & Co., Inc. ..................................   23,600         399,548
Standard Register Co. (The) ........................    4,600          67,804
                                                                  -----------
                                                                      467,352
                                                                  -----------
COMMUNICATIONS EQUIPMENT--1.0%
Adaptec, Inc. ......................................    7,700          60,214
Advanced Fibre Communications, Inc. ................    3,200          53,440
CIENA Corp. ........................................   10,800          44,712
Extreme Networks, Inc. .............................   13,900          76,867
JDS Uniphase Corp. .................................   27,500          83,600
McDATA Corp. Class A ...............................    7,100          37,843
PC-Tel, Inc. .......................................   37,600         416,608
Sycamore Networks, Inc. ............................   17,900          66,230
Symmetricom, Inc. ..................................   10,100          80,901
                                                                  -----------
                                                                      920,415
                                                                  -----------
COMPUTER HARDWARE--1.3%
Intergraph Corp. ...................................   18,000         453,780
Pinnacle Systems, Inc. .............................   40,000         314,800
Sun Microsystems, Inc. .............................  117,400         457,860
                                                                  -----------
                                                                    1,226,440
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--0.9%
ActivCard Corp. ....................................    9,200          58,052
Imation Corp. ......................................   10,600         413,082
Iomega Corp. .......................................   72,700         370,043
                                                                  -----------
                                                                      841,177
                                                                  -----------
CONSTRUCTION & ENGINEERING--1.1%
EMCOR Group, Inc. ..................................   11,800         482,620
Insituform Technolgies, Inc. Class A ...............    2,600          42,224
Washington Group International, Inc. ...............   14,400         520,128
                                                                  -----------
                                                                    1,044,972
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
AGCO Corp. .........................................    3,800          73,150
Wabtec Corp. .......................................    7,100         115,730
                                                                  -----------
                                                                      188,880
                                                                  -----------
CONSUMER FINANCE--0.9%
Credit Acceptance Corp. ............................   24,800         355,384
Providian Financial Corp. ..........................   33,400         405,142
Rewards Network, Inc. ..............................    6,500          63,765
                                                                  -----------
                                                                      824,291
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--2.0%
Ceridian Corp. .....................................   23,400         500,292


                                                       SHARES        VALUE
                                                       ------     -----------
DATA PROCESSING & OUTSOURCED SERVICES--CONTINUED
Electronic Data Systems Corp. ......................   20,100     $   367,629
MedQuist, Inc. .....................................    5,300          72,133
Paychex, Inc. ......................................   12,100         451,088
Total System Services, Inc. ........................   20,800         461,760
                                                                  -----------
                                                                    1,852,902
                                                                  -----------
DISTILLERS & VINTNERS--0.5%
Brown-Forman Corp. Class B .........................    9,100         426,426

DISTRIBUTORS--0.6%
Advanced Marketing Services, Inc. ..................    6,900          68,517
Genuine Parts Co. ..................................   13,200         472,560
                                                                  -----------
                                                                      541,077
                                                                  -----------
DIVERSIFIED BANKS--0.5%
Comerica, Inc. .....................................    8,300         428,529

DIVERSIFIED CHEMICALS--0.9%
Du Pont (E.I.) de Nemours & Co. ....................    9,400         403,730
Eastman Chemical Co. ...............................   10,200         434,214
                                                                  -----------
                                                                      837,944
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--2.5%
Corporate Executive Board Co. (The) ................    8,300         428,695
DeVry, Inc. ........................................   13,100         377,280
DiamondCluster International, Inc. .................    6,500          66,625
G & K Services, Inc. Class A .......................    4,100         155,390
Learning Tree International, Inc. ..................   24,900         391,926
PRG-Schultz International, Inc. ....................   88,800         417,360
ServiceMaster Co. (The) ............................   36,300         440,319
                                                                  -----------
                                                                    2,277,595
                                                                  -----------
DIVERSIFIED METALS & MINING--0.4%
Phelps Dodge Corp. .................................    5,000         329,150

DRUG RETAIL--0.6%
NeighborCare, Inc. .................................    4,000          92,560
Walgreen Co. .......................................   13,000         448,240
                                                                  -----------
                                                                      540,800
                                                                  -----------
ELECTRIC UTILITIES--2.5%
Ameren Corp. .......................................    9,400         410,968
CH Energy Group, Inc. ..............................    3,200         148,160
Cinergy Corp. ......................................   11,200         424,928
Dominion Resources, Inc. ...........................    6,800         433,908
Pepco Holdings, Inc. ...............................    2,000          37,880
Pinnacle West Capital Corp. ........................   11,200         437,472
Puget Energy, Inc. .................................    1,800          39,528
TECO Energy, Inc. ..................................   30,200         384,446
                                                                  -----------
                                                                    2,317,290
                                                                  -----------


                       See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
Vicor Corp. ........................................   33,000     $   458,700
Woodward Governor Co. ..............................    5,000         311,700
                                                                  -----------
                                                                      770,400
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.9%
AVX Corp. ..........................................   26,900         381,711
National Instruments Corp. .........................    9,950         304,072
Paxar Corp. ........................................    5,000          82,400
Planar Systems, Inc. ...............................    3,300          40,227
                                                                  -----------
                                                                      808,410
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--1.4%
KEMET Corp. ........................................   32,100         397,398
Park Electrochemical Corp. .........................   17,900         421,903
Photon Dynamics, Inc. ..............................   15,300         474,300
                                                                  -----------
                                                                    1,293,601
                                                                  -----------
EMPLOYMENT SERVICES--1.7%
Kelly Services, Inc. Class A .......................   13,700         407,164
Korn/Ferry International ...........................   24,990         374,350
Resources Connection, Inc. .........................    5,439         219,246
Robert Half International, Inc. ....................   14,600         398,142
Spherion Corp. .....................................   20,800         204,880
                                                                  -----------
                                                                    1,603,782
                                                                  -----------
ENVIRONMENTAL SERVICES--0.6%
Ionics, Inc. .......................................    5,500         126,885
Stericycle, Inc. ...................................    9,200         439,944
                                                                  -----------
                                                                      566,829
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
IMC Global, Inc. ...................................   31,500         395,955

FOOD RETAIL--0.7%
Great Atlantic & Pacific Tea Co., Inc. (The) .......   52,000         416,000
Safeway, Inc. ......................................    2,000          45,900
Wild Oats Markets, Inc. ............................   13,400         184,920
                                                                  -----------
                                                                      646,820
                                                                  -----------
GAS UTILITIES--1.0%
Nicor, Inc. ........................................   12,900         438,471
NUI Corp. ..........................................   26,200         436,492
                                                                  -----------
                                                                      874,963
                                                                  -----------
GENERAL MERCHANDISE STORES--0.4%
Fred's, Inc. .......................................   17,300         321,261

GOLD--0.4%
Newmont Mining Corp. ...............................   10,500         392,700


                                                       SHARES        VALUE
                                                       ------     -----------
HEALTH CARE EQUIPMENT--0.9%
CTI Molecular Imaging, Inc. ........................   11,900     $   178,857
INAMED Corp. .......................................    8,650         508,966
Intuitive Surgical, Inc. ...........................    6,300         101,745
SonoSite, Inc. .....................................    2,252          48,463
                                                                  -----------
                                                                      838,031
                                                                  -----------
HEALTH CARE FACILITIES--0.1%
Tenet Healthcare Corp. .............................    5,500          64,680

HEALTH CARE SERVICES--1.5%
Computer Programs and System, Inc. .................    6,265         123,796
Eclipsys Corp. .....................................    9,751         137,587
LabOne, Inc. .......................................   14,800         437,192
Medical Staffing Network Holdings, Inc. ............    6,800          53,788
Specialty Laboratories, Inc. .......................   40,800         412,080
WebMD Corp. ........................................   25,659         225,543
                                                                  -----------
                                                                    1,389,986
                                                                  -----------
HEALTH CARE SUPPLIES--0.5%
Regeneration Technologies, Inc. ....................   27,300         259,350
Sola International, Inc. ...........................   11,600         238,032
                                                                  -----------
                                                                      497,382
                                                                  -----------
HOME ENTERTAINMENT SOFTWARE--0.5%
Activision, Inc. ...................................   25,000         376,500
Atari, Inc. ........................................   13,500          40,905
                                                                  -----------
                                                                      417,405
                                                                  -----------
HOME IMPROVEMENT RETAIL--0.1%
Kirkland's, Inc. ...................................    5,400          97,470

HOMEBUILDING--1.3%
Lennar Corp. .......................................    8,600         402,910
Toll Brothers, Inc. ................................   10,300         407,571
William Lyon Homes, Inc. ...........................    4,600         405,536
                                                                  -----------
                                                                    1,216,017
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.1%
Department 56, Inc. ................................    5,400          86,778

INDUSTRIAL MACHINERY--0.9%
Albany International Corp. .........................    1,500          45,750
Stewart & Stevenson Services, Inc. .................    4,500          71,910
Tennant Co. ........................................    5,500         218,350
Water Technologies, Inc. Class A ...................   20,100         492,249
                                                                  -----------
                                                                      828,259
                                                                  -----------
INSURANCE BROKERS--0.7%
Marsh & McLennan Cos., Inc. ........................    9,300         419,430
U.S.I. Holdings Corp. ..............................   17,100         259,065
                                                                  -----------
                                                                      678,495
                                                                  -----------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
AT&T Wireless Services, Inc. .......................   31,800     $   439,158
IDT Corp. ..........................................    4,400          81,752
North Pittsburgh Systems, Inc. .....................    2,600          46,540
Primus Telecommunications Group, Inc. ..............   60,900         339,213
SureWest Communications ............................    5,521         142,166
                                                                  -----------
                                                                    1,048,829
                                                                  -----------
INTERNET SOFTWARE & SERVICES--0.9%
DoubleClick, Inc. ..................................    9,200          74,244
Interwoven, Inc. ...................................      900           7,551
Openwave Systems, Inc. .............................   42,300         360,396
RealNetworks, Inc. .................................   13,500          77,625
webMethods, Inc. ...................................   35,300         303,580
                                                                  -----------
                                                                      823,396
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--1.0%
James (Raymond) Financial, Inc. ....................   17,100         429,552
Jefferies Group, Inc. ..............................   12,600         429,660
SWS Group, Inc. ....................................    2,600          42,224
                                                                  -----------
                                                                      901,436
                                                                  -----------
IT CONSULTING & OTHER SERVICES--0.9%
American Management Systems, Inc. ..................    7,600         146,756
Forrester Research, Inc. ...........................   10,400         180,336
ManTech International Corp. Class A ................   20,700         519,570
                                                                  -----------
                                                                      846,662
                                                                  -----------
LEISURE PRODUCTS--0.1%
JAKKS Pacific, Inc. ................................    7,300         126,801

LIFE & HEALTH INSURANCE--0.0%
Presidential Life Corp. ............................      700          11,263

MARINE--0.1%
Alexander & Baldwin, Inc. ..........................    3,900         123,201

METAL & GLASS CONTAINERS--0.3%
Pactiv Corp. .......................................   11,700         268,515

MOVIES & ENTERTAINMENT--0.2%
Metro-Goldwyn-Mayer, Inc. ..........................   10,339         217,326

MULTI-LINE INSURANCE--0.3%
Horace Mann Educators Corp. ........................   18,600         290,346

MULTI-SECTOR HOLDINGS--0.4%
Leucadia National Corp. ............................    7,700         379,379

MULTI-UTILITIES & UNREGULATED POWER--1.5%
Duke Energy Corp. ..................................    1,800          37,908
El Paso Corp. ......................................   65,900         461,959
El Paso Electric Co. ...............................   28,900         408,935


                                                       SHARES        VALUE
                                                       ------     -----------
MULTI-UTILITIES & UNREGULATED POWER--CONTINUED
Equitable Resources, Inc. ..........................   10,000     $   469,900
                                                                  -----------
                                                                    1,378,702
                                                                  -----------
OFFICE SERVICES & SUPPLIES--0.3%
Steelcase, Inc. Class A ............................   20,100         247,029

OIL & GAS DRILLING--0.6%
ENSCO International, Inc. ..........................    8,300         227,171
Helmerich & Payne, Inc. ............................    5,300         143,047
Rowan Cos., Inc. ...................................    9,900         220,770
                                                                  -----------
                                                                      590,988
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.1%
Grant Prideco, Inc. ................................   26,200         399,550
Hydril .............................................    4,600         117,116
Oil States International, Inc. .....................    8,900         120,506
SEACOR Holdings, Inc. ..............................    9,700         402,356
                                                                  -----------
                                                                    1,039,528
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--2.2%
Energy Partners Ltd. ...............................   16,700         233,800
Forest Oil Corp. ...................................   17,400         456,750
Noble Energy, Inc. .................................    8,700         401,070
Spinnaker Exploration Co. ..........................   13,300         474,411
XTO Energy, Inc. ...................................   16,300         435,210
                                                                  -----------
                                                                    2,001,241
                                                                  -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.7%
Frontier Oil Corp. .................................    3,900          69,342
Plains Resources, Inc. .............................    7,100         127,942
Premcor, Inc. ......................................   13,200         454,476
                                                                  -----------
                                                                      651,760
                                                                  -----------
PACKAGED FOODS & MEATS--2.0%
ConAgra Foods, Inc. ................................   14,900         430,461
Del Monte Foods Co. ................................   40,900         452,354
Riviana Foods, Inc. ................................    7,200         181,800
Smithfield Foods, Inc. .............................   15,400         409,640
Tootsie Roll Industries, Inc. ......................   11,300         393,692
                                                                  -----------
                                                                    1,867,947
                                                                  -----------
PAPER PACKAGING--0.4%
Packaging Corporation of America ...................   17,800         391,244

PAPER PRODUCTS--1.0%
Boise Cascade Corp. ................................   12,600         424,998
Glatfelter .........................................   42,300         475,029
                                                                  -----------
                                                                      900,027
                                                                  -----------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
PHARMACEUTICALS--0.8%
CIMA Labs, Inc. ....................................    5,076     $   160,605
Inspire Pharmaceuticals, Inc. ......................    7,700         126,588
Schering-Plough Corp. ..............................   25,100         419,923
                                                                  -----------
                                                                      707,116
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--1.2%
Baldwin & Lyons, Inc. Class B ......................    3,200          88,640
Harleysville Group, Inc. ...........................   21,439         407,341
Midland Co. (The) ..................................    5,990         158,747
Old Republic International Corp. ...................   18,400         427,248
PMA Capital Corp. Class A ..........................    6,400          44,480
                                                                  -----------
                                                                    1,126,456
                                                                  -----------
PUBLISHING & PRINTING--0.8%
Gemstar-TV Guide International, Inc. ...............   39,500         220,805
Information Holdings Inc. ..........................    3,100          77,035
Interactive Data Corp. .............................    2,200          36,784
Lee Enterprises, Inc. ..............................    8,700         415,686
                                                                  -----------
                                                                      750,310
                                                                  -----------
RAILROADS--0.6%
CSX Corp. ..........................................   14,300         439,868
Kansas City Southern Industries, Inc. ..............    4,500          62,325
                                                                  -----------
                                                                      502,193
                                                                  -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Trammell Crow Co. ..................................   29,200         394,492
W.P. Carey & Co. LLC ...............................    2,400          64,752
                                                                  -----------
                                                                      459,244
                                                                  -----------
REGIONAL BANKS--4.8%
Financial Institutions, Inc. .......................    2,700          62,937
First Commonwealth Financial Corp. .................   28,300         399,313
First Financial Corp. ..............................    4,200         123,900
Fulton Financial Corp. .............................   18,400         379,040
Humboldt Bancorp ...................................      400           7,672
Mercantile Bankshares Corp. ........................    9,600         412,032
Midwest Banc Holdings, Inc. ........................    9,200         209,300
National Penn Bancshares, Inc. .....................   12,575         378,130
Park National Corp. ................................    3,600         415,620
Peoplies Bancorp, Inc. .............................   12,000         287,160
Riggs National Corp. ...............................   11,400         206,226
Sterling Bancshares, Inc. ..........................   30,900         392,739
Trust Co. of New Jersey (The) ......................    6,100         225,822
Trustco Bank Corp. NY ..............................   32,400         408,564
Unizan Financial Corp. .............................    5,200         126,620
Wilmington Trust Corp. .............................   10,900         378,993
                                                                  -----------
                                                                    4,414,068
                                                                  -----------


                                                       SHARES        VALUE
                                                       ------     -----------
REITS--6.1%
Alexandria Real Estate Equities, Inc. ..............    7,300     $   414,786
Anthracite Capital, Inc. ...........................   24,100         253,291
Anworth Mortgage Asset Corp. .......................   19,800         231,066
Archstone-Smith Trust ..............................    2,200          60,346
BRE Properties, Inc. Class A .......................   13,300         421,610
EastGroup Properties, Inc. .........................   13,900         402,405
Health Care REIT, Inc. .............................   12,400         396,056
iStar Financial, Inc. ..............................   13,100         465,574
Kramont Realty Trust ...............................   24,700         390,507
RAIT Investment Trust ..............................   16,800         404,208
Ramco-Gershenson Properties Trust ..................   20,100         475,968
Reckson Associates Realty Corp. ....................   14,600         347,042
Summit Properties, Inc. ............................   22,400         506,912
Town & Country Trust ...............................   18,100         423,178
U.S. Restaurant Properties, Inc. ...................   22,200         354,312
Urstadt Biddle Properties ..........................    2,800          36,400
                                                                  -----------
                                                                    5,583,661
                                                                  -----------
RESTAURANTS--0.4%
CKE Restaurants, Inc. ..............................   10,400         109,200
Red Robin Gourmet Burgers, Inc. ....................    9,500         273,125
                                                                  -----------
                                                                      382,325
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--1.1%
Credence Systems Corp. .............................    5,300          59,042
DuPont Photomasks, Inc. ............................   17,600         363,968
Entegris, Inc. .....................................   13,100         132,965
FEI Co. ............................................   21,700         433,566
                                                                  -----------
                                                                      989,541
                                                                  -----------
SEMICONDUCTORS--1.0%
Agere Systems, Inc. Class A ........................  164,700         372,222
Applied Micro Circuits Corp. .......................   18,300          80,703
Lattice Semiconductor Corp. ........................    7,300          51,976
Micron Technology, Inc. ............................   26,700         363,654
                                                                  -----------
                                                                      868,555
                                                                  -----------
SPECIALIZED FINANCE--0.0%
Financial Federal Corp. ............................      800          25,040

SPECIALTY CHEMICALS--1.9%
Albemarle Corp. ....................................   13,800         403,650
Ferro Corp. ........................................   15,500         401,295
Great Lakes Chemical Corp. .........................   18,800         472,256
Sensient Technologies Corp. ........................   21,500         439,890
Valhi, Inc. ........................................    3,200          38,944
                                                                  -----------
                                                                    1,756,035
                                                                  -----------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
SPECIALTY STORES--2.6%
Bombay Co., Inc. (The) .............................   19,700     $   110,320
CarMax, Inc. .......................................   14,700         381,024
Hancock Fabrics, Inc. ..............................   27,500         408,650
Hollywood Entertainment Corp. ......................   18,100         243,626
Linens 'n Things, Inc. .............................   11,600         376,304
O'Reilly Automotive, Inc. ..........................   11,000         493,790
PETsMART, Inc. .....................................   15,000         415,500
                                                                  -----------
                                                                    2,429,214
                                                                  -----------
SYSTEMS SOFTWARE--0.9%
Borland Software Corp. .............................   44,600         367,950
NetIQ Corp. ........................................    5,100          65,586
Novell, Inc. .......................................   37,800         364,392
                                                                  -----------
                                                                      797,928
                                                                  -----------
TECHNOLOGY DISTRIBUTORS--0.4%
CDW Corp. ..........................................    5,900         368,691

TEXTILES--0.0%
Unifi, Inc. ........................................   10,100          25,250

THRIFTS & MORTGAGE FINANCE--3.2%
Astoria Financial Corp. ............................   12,500         430,250
Brookline Bancorp, Inc. ............................   25,300         358,248
Citizens First Bancorp, Inc. .......................    3,968          93,248
City Bank ..........................................      600          19,752
Coastal Bancorp, Inc. ..............................      400          16,580
Federal Agricultural Mortgage Corp. Class C ........    1,500          37,545
First Sentinel Bancorp, Inc. .......................    2,300          47,380
Fremont General Corp. ..............................   21,900         471,945
Hawthorne Financial Corp. ..........................    6,000         202,560
Hudson City Bancorp, Inc. ..........................   11,600         392,080
PMI Group, Inc. (The) ..............................   10,300         443,209
Waypoint Financial Corp. ...........................   17,000         439,960
                                                                  -----------
                                                                    2,952,757
                                                                  -----------
TOBACCO--0.1%
Vector Group Ltd. ..................................    3,600          59,544

TRUCKING--0.4%
Arkansas Best Corp. ................................   14,800         384,652




                                                       SHARES        VALUE
                                                       ------     -----------
WATER UTILITIES--0.4%
American States Water Co. ..........................   10,600     $   245,390
Aqua America, Inc. .................................    4,100          83,845
                                                                  -----------
                                                                      329,235
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Price Communications Corp. .........................   26,100         412,902
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(PROCEEDS $81,021,932)                                             83,044,521
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(b)--0.1%

HOTELS, RESORTS & CRUISE LINES--0.1%
Orient-Express Hotel Ltd. Class A (Bermuda) ........    4,100          66,256
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS(b)
(PROCEEDS $69,087)                                                     66,256
-----------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $81,091,019)                                            $83,110,777(a)
                                                                  ===========

(a) Federal Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $4,477,149, and gross depreciation of $7,013,936 for federal income tax purposes. At April 30, 2004, the aggregate proceeds of securities sold short for federal income tax purposes was ($80,573,990).
(f) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2H "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value (Identified cost $85,293,992)      $ 90,889,273
Cash                                                                     4,429
Deposits with broker for securities sold short                      84,108,955
Receivables
   Fund shares sold                                                    599,126
   Dividends and interest                                              102,331
Prepaid expenses                                                           548
                                                                  ------------
     Total assets                                                  175,704,662
                                                                  ------------
LIABILITIES
Securities sold short at value (Proceeds ($81,091,019))             83,110,777
Payables
   Fund shares repurchased                                             180,188
   Investment advisory fee                                             116,040
   Dividends on short sales                                             65,274
   Distribution and service fees                                        45,881
   Transfer agent fee                                                   32,334
   Financial agent fee                                                   5,051
   Trustees' fee                                                         2,171
Accrued expenses                                                        40,125
                                                                  ------------
     Total liabilities                                              83,597,841
                                                                  ------------
NET ASSETS                                                        $ 92,106,821
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $112,614,853
Accumulated net investment loss                                       (828,919)
Accumulated net realized loss                                      (23,254,636)
Net unrealized appreciation on investments                           5,595,281
Net unrealized depreciation on securities sold short                (2,019,758)
                                                                  ------------
NET ASSETS                                                        $ 92,106,821
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $52,944,345)                  4,750,770
Net asset value per share                                               $11.14
Offering price per share $11.14/(1-5.75%)                               $11.82

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $14,184,963)                  1,294,424
Net asset value and offering price per share                            $10.96

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $24,977,513)                  2,291,236
Net asset value and offering price per share                            $10.90



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $   588,626
Interest                                                               395,059
                                                                   -----------
     Total investment income                                           983,685
                                                                   -----------
EXPENSES
Investment advisory fee                                                782,704
Service fees, Class A                                                   93,337
Distribution and service fees, Class B                                  74,589
Distribution and service fees, Class C                                 136,055
Financial agent fee                                                     33,795
Transfer agent                                                          84,947
Registration                                                            27,512
Printing                                                                26,130
Trustees                                                                11,389
Custodian                                                                4,212
Miscellaneous                                                            9,776
                                                                   -----------
     Expenses before dividends on short sales                        1,284,446
     Dividends on short sales                                          528,158
                                                                   -----------
     Net expenses                                                    1,812,604
                                                                   -----------
NET INVESTMENT LOSS                                                   (828,919)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                    14,936,573
Net realized loss on securities sold short                         (15,099,746)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (8,129,575)
Net change in unrealized appreciation (depreciation) on
   securities sold short                                             6,404,455
                                                                   -----------
NET LOSS ON INVESTMENTS                                             (1,888,293)
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(2,717,212)
                                                                   ===========


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                STATEMENT OF CHANGES IN NET ASSETS

                                                                                                Six Months
                                                                                                   Ended
                                                                                                  4/30/04              Year Ended
                                                                                                (Unaudited)             10/31/03
                                                                                                ------------          ------------
FROM OPERATIONS
   Net investment income (loss)                                                                 $   (828,919)         $ (2,325,087)
   Net realized gain (loss)                                                                         (163,173)           (8,901,517)
   Net change in unrealized appreciation (depreciation)                                           (1,725,120)            4,925,646
                                                                                                ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    (2,717,212)           (6,300,958)
                                                                                                ------------          ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,761,832 and 6,226,262 shares, respectively)                   19,691,980            71,147,335
   Cost of shares repurchased (3,369,379 and 4,959,743 shares, respectively)                     (37,630,796)          (56,821,101)
                                                                                                ------------          ------------
Total                                                                                            (17,938,816)           14,326,234
                                                                                                ------------          ------------
CLASS B
   Proceeds from sales of shares (40,503 and 754,798 shares, respectively)                           445,091             8,590,368
   Cost of shares repurchased (201,500 and 578,976 shares, respectively)                          (2,218,418)           (6,528,231)
                                                                                                ------------          ------------
Total                                                                                             (1,773,327)            2,062,137
                                                                                                ------------          ------------
CLASS C
   Proceeds from sales of shares (527,480 and 1,848,496 shares, respectively)                      5,800,887            20,896,194
   Cost of shares repurchased (1,017,849 and 1,111,897 shares, respectively)                     (11,154,037)          (12,512,580)
                                                                                                ------------          ------------
Total                                                                                             (5,353,150)            8,383,614
                                                                                                ------------          ------------
CLASS I
   Proceeds from sales of shares (0 and 3,086 shares, respectively)                                       --                35,000
   Cost of shares repurchased (4,043 and 8,004 shares, respectively)                                 (45,769)              (90,715)
                                                                                                ------------          ------------
Total                                                                                                (45,769)              (55,715)
                                                                                                ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     (25,111,062)           24,716,270
                                                                                                ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                         (27,828,274)           18,415,312

NET ASSETS
   Beginning of period                                                                           119,935,095           101,519,783
                                                                                                ------------          ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS
     OF ($828,919) AND $0, RESPECTIVELY]                                                        $ 92,106,821          $119,935,095
                                                                                                ============          ============

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                      FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS A
                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                          YEAR ENDED OCTOBER 31,
                                                     4/30/04      -------------------------------------------------------------
                                                   (UNAUDITED)     2003         2002         2001         2000          1999
Net asset value, beginning of period                 $11.39       $12.09       $10.95       $10.13       $10.68        $10.84
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.07)(6)    (0.23)(6)    (0.16)(6)     0.15(6)      0.26(6)       0.26
   Net realized and unrealized gain (loss)            (0.18)       (0.47)        1.44         1.02        (0.55)        (0.29)
                                                     ------       ------       ------       ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.25)       (0.70)        1.28         1.17        (0.29)        (0.03)
                                                     ------       ------       ------       ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.14)       (0.35)       (0.26)        (0.13)
                                                     ------       ------       ------       ------       ------        ------
Change in net asset value                             (0.25)       (0.70)        1.14         0.82        (0.55)        (0.16)
                                                     ------       ------       ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                       $11.14       $11.39       $12.09       $10.95       $10.13        $10.68
                                                     ======       ======       ======       ======       ======        ======
Total return(1)                                       (2.19)%(3)   (5.79)%      11.85 %      11.88%       (2.65)%       (0.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $52,944      $72,428      $61,582      $10,930       $7,205       $20,648

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)         3.19 %(2)    3.85 %       3.47 %(4)    3.78%(4)     4.15 %(4)     3.88 %
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)         2.18 %(2)    2.29 %       2.30 %       2.30%        2.33 %        2.34 %
   Net investment income (loss)                       (1.30)%(2)   (2.08)%      (1.33)%       1.42%        2.63 %        1.94 %
Portfolio turnover                                       90 %(3)     329 %        456 %        192%         276 %         453 %

                                                                                         CLASS B
                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                          YEAR ENDED OCTOBER 31,
                                                     4/30/04      -------------------------------------------------------------
                                                   (UNAUDITED)     2003         2002         2001         2000          1999
Net asset value, beginning of period                 $11.24       $12.02       $10.87       $10.07       $10.62        $10.81
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.11)(6)    (0.31)(6)    (0.23)(6)     0.09(6)      0.19(6)       0.15
   Net realized and unrealized gain (loss)            (0.17)       (0.47)        1.43         1.00        (0.55)        (0.26)
                                                     ------       ------       ------       ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.28)       (0.78)        1.20         1.09        (0.36)        (0.11)
                                                     ------       ------       ------       ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.05)       (0.29)       (0.19)        (0.08)
                                                     ------       ------       ------       ------       ------        ------
Change in net asset value                             (0.28)       (0.78)        1.15         0.80        (0.55)        (0.19)
                                                     ------       ------       ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                       $10.96       $11.24       $12.02       $10.87       $10.07        $10.62
                                                     ======       ======       ======       ======       ======        ======
Total return(1)                                       (2.58)%(3)   (6.49)%      11.10 %      11.07%       (3.38)%       (1.02)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $14,185      $16,359      $15,381       $9,857      $11,649       $34,290

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)         3.89 %(2)    4.50 %       4.26 %(5)    4.51%(5)     4.85 %(5)     4.58 %
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)         2.88 %(2)    2.99 %       3.00 %       3.00%        3.03 %        3.04 %
   Net investment income (loss)                       (2.01)%(2)   (2.74)%      (2.02)%       0.85%        1.94 %        1.24 %
Portfolio turnover                                       90 %(3)     329 %        456 %        192%         276 %         453 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.68%, 4.16% and 4.35% for the periods ended October 31, 2002, 2001 and 2000, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.61%, 4.87% and 5.05% for the periods ended October 31, 2002, 2001 and 2000, respectively.
(6) Computed using average shares outstanding.

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                      FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS C
                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                          YEAR ENDED OCTOBER 31,
                                                     4/30/04      -------------------------------------------------------------
                                                   (UNAUDITED)     2003         2002         2001         2000          1999
Net asset value, beginning of period                 $11.18       $11.96       $10.83       $10.04       $10.59        $10.80
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       (0.11)(5)    (0.31)(5)    (0.23)(5)     0.08(5)      0.19(5)       0.19
   Net realized and unrealized gain (loss)            (0.17)       (0.47)        1.42         1.01        (0.55)        (0.31)
                                                     ------       ------       ------       ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.28)       (0.78)        1.19         1.09        (0.36)        (0.12)
                                                     ------       ------       ------       ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --        (0.06)       (0.30)       (0.19)        (0.09)
                                                     ------       ------       ------       ------       ------        ------
Change in net asset value                             (0.28)       (0.78)        1.13         0.79        (0.55)        (0.21)
                                                     ------       ------       ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                       $10.90       $11.18       $11.96       $10.83       $10.04        $10.59
                                                     ======       ======       ======       ======       ======        ======
Total return(1)                                       (2.59)%(3)   (6.44)%      11.01 %      11.11%       (3.31)%       (1.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $24,978      $31,102      $24,449       $7,531       $6,886       $25,364

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)         3.90 %(2)    4.54 %       4.22 %(4)    4.50%(4)     4.83 %(4)     4.58 %
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)         2.88 %(2)    2.99 %       3.00 %       3.00%        3.03 %        3.04 %
   Net investment income (loss)                       (2.01)%(2)   (2.77)%      (2.02)%       0.81%        1.93 %        1.24 %
Portfolio turnover                                       90 %(3)     329 %        456 %        192%         276 %         453 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.51%, 4.86% and 5.03% for the periods ended October 31, 2002, 2001 and 2000, respectively.
(5) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)


1. ORGANIZATION

   Phoenix Portfolios (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently one fund, the Market Neutral Fund (the "Fund"), is offered for sale. The Market Neutral Fund is diversified and has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

   The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Under certain circumstances, shares of any Phoenix-affiliated Fund may be exchanged for shares of the same class of any other Phoenix-affiliated Fund on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market. As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees. Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based on current interpretations of the tax rules and regulations that exist in the markets in which they invest.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications paid in on shares of beneficial interest.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. SHORT SALES:

   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund. At April 30, 2004, the value of securities sold short amounted to $83,110,777 against which collateral of $166,689,034 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short appreciate in value, thereby increasing potential losses.


G. BORROWINGS:

   The Fund is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000, bearing an annual interest rate equal to the Federal Funds Rate plus 1% on any borrowings. The Fund has not had to use the Line of Credit since it became a participant on December 16, 1998. If the Fund uses the Line of Credit, it will be collateralized by the Fund's portfolio.


H. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries at risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), which is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc.("PNX"), is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) exceed 2.00% of the Fund's average daily net assets through February 28, 2005.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $2,657 for Class A shares and deferred sales charges of $33,126 for Class B shares and $31,134 for Class C shares for the period ended April 30, 2004. In addition to these amounts, $155 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions. In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class. PEPCO has advised the Fund of the following information for the period ended April 30, 2004, $182,814 was retained by the Distributor, $120,930 was paid out to unaffiliated participants and $237 was paid to W.S. Griffith Securities, Inc.

   As Financial Agent of the Fund, PEPCO receives a fee for tax services and oversight of subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million. Effective January 1, 2003, PFPC Inc., a subagent to PEPCO, receives a fee from PEPCO which ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated Funds serviced by PFPC Inc. Certain minimum fees may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust ("State Street") serving as sub-transfer agent. For the period ended April 30, 2004, transfer agent fees were $84,947 as reported in the Statement of Operations, of which PEPCO retained $16,945.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)


   At April 30, 2004, PNX and affiliates and the retirement plans of PNX and affiliates held 465,246 Class A shares of the Fund with a value of $5,182,843.


4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2004, aggregated the following:

Purchases ........................................................  $171,322,333
Sales ............................................................   169,646,084
Short sales ......................................................    71,073,304
Purchases to cover short sales ...................................   104,894,441

   There were no purchases or sales of long-term U.S. Government securities.


5. CREDIT RISK AND ASSET CONCENTRATIONS

   Since the Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk, however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securities deposited with the clearing broker.

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.


6. RESTRICTED SECURITIES

   At April 30, 2004, the Fund held the following restricted securities:

                                            Acquisition Date    Acquisition Cost
                                            ----------------    ----------------
  Telefonica Moviles S.A.                       12/20/01             $  --
  Telefonica Data Argentina S.A.                12/20/01                --

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


7. FEDERAL INCOME TAX INFORMATION

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                      Expiration Year
 -------------------------------------------------------
    2007          2008           2011           Total
 ----------    ----------    -----------     -----------
 $6,695,856    $5,119,432    $10,556,445     $22,371,733

   The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.


8. SUBSEQUENT EVENT

   On May 31, 2004, W.S. Griffith Securities, Inc. was sold to Linsco/Private Ledger, an independent broker/dealer and is no longer a subsidiary of PNX.


9. OTHER

   On June 18, 2003, the Board of Trustees of Phoenix Portfolios voted to liquidate the Class I shares of the Market Neutral Fund. On November 26, 2003, Class I shares were redeemed at their net asset value.


10. PROXY VOTING PROCEDURES (UNAUDITED)

   The advisers and subadvisers to each of the Phoenix-affiliated Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

RESULTS OF SHAREHOLDER MEETING

A special meeting of Shareholders of Phoenix Portfolios (the "Trust") was held on February 20, 2004 for the following purpose:

   1. To reconstitute the Board of Trustees ("Board") and to elect thirteen trustees to such Board to serve until the next meeting of shareholders at which trustees are elected.

On the record date of December 22, 2003 there were 10,077,179 shares outstanding representing 111,245,312 votes. Of the shares outstanding, 72.2% were voted.


                                                         NUMBER OF VOTES
                                                                      Withheld
                                                    For            Authority For
                                                ----------         -------------
   1. To reconstitute the Board of Trustees and elect thirteen trustees as follows:

      E. Virgil Conway                          79,267,711           1,052,912
      Harry Dalzell-Payne                       79,263,795           1,056,828
      S. Leland Dill                            79,276,882           1,043,741
      Frances E. Jeffries                       79,317,226           1,003,397
      Leroy Keith, Jr.                          79,320,505           1,000,119
      Marilyn E. LaMarche                       79,293,327           1,027,296
      Philip R. McLoughlin                      79,298,056           1,022,568
      Geraldine M. McNamara                     79,297,464           1,023,159
      Everett L. Morris                         79,301,191           1,019,432
      James M. Oates                            79,298,056           1,022,568
      Donald B. Romans                          79,298,056           1,022,568
      Richard E. Segerson                       79,300,469           1,020,155
      Lowell P. Weicker                         79,221,170           1,099,453

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX
    NAME, ADDRESS AND              LENGTH OF       OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH               TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
   E. Virgil Conway              Served since          35         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
   Rittenhouse Advisors, LLC     2004.                            Trustee/Director, Realty Foundation of New York (1972-present),
   101 Park Avenue                                                Josiah Macy, Jr., Foundation (1975-present), Pace University
   New York, NY 10178                                             (1978-present), New York Housing Partnership Development Corp.
   DOB: 8/2/29                                                    (Chairman) (1981-present), Greater New York Councils, Boy Scouts of America (1985-present), The Academy of Political Science (Vice
                                                                  Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                  (1989-present). Chairman, Metropolitan Transportation Authority
                                                                  (1992-2001). Director, Trism, Inc. (1994-2001), Consolidated
                                                                  Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                  Insurance Company (1974-2002), Centennial Insurance Company
                                                                  (1974-2002), , Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                                  Mac Mortgage Securities Fund (Advisory Director) (1990-2000),
                                                                  Accuhealth (1994-2002) , The Harlem Youth Development Foundation
                                                                  (1998-2002).
------------------------------------------------------------------------------------------------------------------------------------
   Harry Dalzell-Payne           Served since          35         Currently retired.
   The Flat, Elmore Court        2004.
   Elmore, GL05, GL2 3NT
   U.K.
   DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
   S. Leland Dill                Served since          24         Currently retired. Trustee, Scudder Investments (33 portfolios)
   7721 Blue Heron Way           1998.                            (1986-present). Director, Coutts & Co. Trust Holdings Limited
   West Palm Beach, FL 33412                                      (1991-1999), Coutts & Co. Group (1944-1999) and Coutts & Co.
   DOB: 3/28/30                                                   International (USA) (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
   Francis E. Jeffries           Served since          28         Director, The Empire District Electric Company (1984-present).
   8477 Bay Colony Dr. #902      2004.                            Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
   Naples, FL 34108                                               Investment Partners, Ltd.
   DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
   Leroy Keith, Jr.              Served since          25         Partner, Stonington Partners, Inc. (private equity fund) since
   Stonington Partners, Inc.     2004.                            2001. Chairman (1995 to 2000) and Chief Executive Officer
   736 Market Street, Ste. 1430                                   (1995-1998), Carson Products Company (cosmetics).
   Chattanooga, TN 37402                                          Director/Trustee, Evergreen Funds (six portfolios).
   DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX
    NAME, ADDRESS AND              LENGTH OF       OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH               TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
   Geraldine M. McNamara         Served since          35         Managing Director, U.S. Trust Company of New York (private bank)
   U.S. Trust Company of New     2004.                            (1982-present).
   York
   11 West 54th Street
   New York, NY 10019
   DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
   Everett L. Morris             Served since          35         Currently retired, Vice President, W.H. Reaves and Company
   164 Laird Road                2004.                            (investment management) (1993-2003).
   Colts Neck, NJ 07722
   DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
   Donald B. Romans              Served since          24         President, Romans & Company (private investors and financial
   39 S. Sheridan Road           1998.                            consultants) (1987-present). Trustee, Burnham Investors Trust (5
   Lake Forest, IL 60045                                          portfolios) (1967-present).
   DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
   Richard E. Segerson           Served since          25         Managing Director, Northway Management Company (1998-present).
   Northway Management Company   2004.                            Managing Director, Mullin Associates (1993-1998).
   164 Mason Street
   Greenwich, CT 06830
   DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
   Lowell P. Weicker, Jr.        Served since          25         Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
   200 Duke Street               2004.                            Compuware (1996-present) and WWF, Inc. (2000-present). President,
   Alexandria, VA 22314                                           The Trust for America's Health (non-profit) (2001-present).
   DOB: 5/16/31                                                   Director, Duty Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND             LENGTH OF      OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH              TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche          Served since         29           Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC      2004.                             Director, The Phoenix Companies, Inc. (2001-present) and Phoenix
   30 Rockefeller Plaza,                                          Life Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin         Served since         71           Consultant, Phoenix Investment Partners Ltd. (2002-present).
   DOB: 10/23/46                1993.                             Director, PXRE Corporation (Delaware) (1985-present), World Trust
                                                                  Fund (1991-present). Chairman (1997-2002), Director (1995-2002),
   Chairman                                                       Vice Chairman (1995-1997) and Chief Executive Officer (1995-2002),
                                                                  Phoenix Investment Partners, Ltd. Director and Executive Vice
                                                                  President, The Phoenix Companies, Inc. (2000-2002). Director
                                                                  (1994-2002) and Executive Vice President, Investments (1987-2002),
                                                                  Phoenix Life Insurance Company. Director (1983-2002) and Chairman
                                                                  (1995-2002), Phoenix Investment Counsel, Inc. Director (1982-2002)
                                                                  and President (1990-2000), Phoenix Equity Planning Corporation.
                                                                  Chairman and President, Phoenix/Zweig Advisers LLC (2001-2002).
                                                                  Director (2001-2002) and President (April 2002- September 2002),
                                                                  Phoenix Investment Management Company. Director and Executive Vice
                                                                  President, Phoenix Life and Annuity Company (1996-2002). Director
                                                                  (1995-2000) and Executive Vice President (1994-2002), PHL Variable
                                                                  Insurance Company. Director, Phoenix National Trust Holding
                                                                  Company (2001-2002). Director (1985-2002) and Vice President
                                                                  (1986-2002), PM Holdings, Inc. Director, W.S. Griffith Associates,
                                                                  Inc. (1995-2002). Director (1992-2002) and President (1993-1994),
                                                                  W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates               Served since         30           Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
   Hudson Castle Group, Inc.    2004.                             Markets, Inc.)(financial services)(1997-present). Managing
   c/o Northeast Investment                                       Director Wydown Group (consulting firm) (1994-present) Director,
   Management, Inc.                                               Investors Financial Service Corporation (1995-present), Investors
   50 Congress Street                                             Bank & Trust Corporation (1995-present), Plymouth Rubber
   Suite 1000                                                     Co.(1995-present), Stifel Financial (1996-present),Connecticut
   Boston, MA 02109                                               River Bank (1998-present),New Hampshire Charitable Foundation
   DOB: 5/31/46                                                   (2001-present), Trust Co. of New Hampshire (2002-present).
                                                                  Director and Treasurer, Endowment for Health, Inc. (2000-present).
                                                                  Chairman, Emerson Investment Management, Inc. (2000-present) Vice
                                                                  Chairman,Massachusetts Housing Partnership (1998-1999).
                                                                  Director,Blue Cross and Blue Shield of New Hampshire (1994-1999),
                                                                  AIB Govett Funds (1991-2000), Command Systems, Inc. (1998-2000),
                                                                  Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                                  (1999-2001), 1Mind.com (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

*   Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
**  Mr. McLoughlin is an interested person, as defined in the Investment Company Act of 1940, by reason of his relationship with
    Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Capital Group,
    Inc. and The Phoenix Companies, Inc. and certain of it's affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S) HELD WITH
    NAME, ADDRESS AND                TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                      TIME SERVED                               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer                 Executive Vice President       Executive Vice President (1999-present) Senior Vice President
  DOB: 8/16/44                     since 1999.                    (1995-1999), Chief Financial Officer (1995-present), Phoenix
                                                                  Investment Partners, Ltd. Director (1998-present), Executive Vice
                                                                  President, Chief Financial Officer and Treasurer (2000-present),
                                                                  Senior Vice President and Chief Financial Officer (1996-2000),
                                                                  Phoenix Equity Planning Corporation. Director (1998-present),
                                                                  Senior Vice President, Chief Financial Officer and Treasurer
                                                                  (1996-present), Phoenix Investment Counsel, Inc. Director
                                                                  (2000-present), Executive Vice President (2000-present),Treasurer
                                                                  (1996-present), Senior Vice President (2000-2002), Duff & Phelps
                                                                  Investment Management Co. Executive Vice President, Phoenix Fund
                                                                  Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry                   Executive Vice President       Executive Vice President since 2002. Executive Vice President,
  DOB: 3/28/52                     since 1999.                    Phoenix Investment Partners, Ltd.(1998-present),President, Phoenix
                                                                  Equity Planning Corporation (2000-present). Executive Vice
                                                                  President, Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss                 Treasurer since 1999.          Vice President, Fund Accounting (1994-2000), Treasurer
  DOB: 11/24/52                                                   (1996-2000), Assistant Treasurer (2001-2003), Vice President,
                                                                  Operations (2003-present), Phoenix Equity Planning Corporation.
                                                                  Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Marc Baltuch                     Secretary since 1998.          Director and President, Watermark Securities, Inc. (1990-present).
  900 Third Avenue, 31st Floor                                    First Vice President, Chief Compliance Officer and Secretary, PXP
  New York, NY 10022                                              Securities Corp. (1989-1999). First Vice President, Zweig/Glaser
  DOB: 9/23/45                                                    Advisers LLC and Euclid Advisors LLC (1989-1999).

------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth                 Chief Legal Officer            Vice President and Insurance and Investment Products Counsel
  One American Row                 since 2003.                    (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102                                              Company. Director (2003-present), President (2003-present),
  DOB: 11/14/58                                                   Assistant Secretary (2002-present), Phoenix Variable Advisors,
                                                                  Inc. Secretary (2002-present), Chief Legal Officer (2003-present),
                                                                  Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX PORTFOLIOS
900 Third Avenue, 31st Floor
New York, New York 10022


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary
Richard J. Wirth, Chief Legal Officer


INVESTMENT ADVISER
Euclid Advisors LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                             -------------------
                                                                  PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                               Louisville, KY
                                                               Permit No. 1051
                                                             -------------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 2180A (6/04)


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.


  (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date         July 6, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date         July 6, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                             Nancy G. Curtiss, Treasurer
                             (principal financial officer)

Date         July 6, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.